FORM N-SAR

                               SEMI-ANNUAL REPORT

                        FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:      /  /   (a)

             or fiscal year ending:   12/31/95  (b)


Is this a transition report?  (Y/N):
                                                         __N__
                                                          Y/N

Is this an amendment to a previous filing?  (Y/N):
                                                         __N__
                                                          Y/N


Those items or sub-items with a box "_/_" after the item number should be completed only if the answer has changed from the previous filing on this form.
-------------------------------------------------------------------------------



1. A. Registrant Name:  American Benefit Variable Annuity Account

   B. File Number:  811-5422

   C. Telephone Number:  (518) 456-8164

2. A. Street:  421 New Karner Road

   B. City:   Albany        C. State:  NY   D. Zip Code:  12205       Zip Ext:

   E. Foreign Country                          Foreign Postal Code:



3. Is this the first filing on this form by Registrant?(Y/N)-------------- __N__
                                                                            Y/N



4. Is this the last filing on this form by Registrant?(Y/N)--------------- __N__
                                                                            Y/N

5. Is Registrant a small business investment company (SBIC)?(Y/N)--------- __N__
   [If answer is "Y" (Yes), complete only items 89 through 110.]            Y/N

6. Is Registrant a unit investment trust (UIT)? (Y/N)--------------------- __N__
   [If answer is "Y" (Yes), complete only items 111 through 132.]           Y/N

7. A. Is Registrant a series or multiple portfolio company?(Y/N)---------- _____
      [If answer is "N" (No), go to item 8.]                                Y/N

   B. How many separate series or portfolios did Registrant have at the end of the period?-------------------------------------------------- _____

For period ending:  12/31/95                             If filing more than one
                                                         Page 47, "X" box: _____

File number:  811-5422


UNIT INVESTMENT TRUSTS


111. A. _/_ Depositor Name:_____________________________________________________

     B. _/_ File Number (If any): _______________________

     C. _/_ City:________________ State:_________ Zip Code:______Zip Ext:_______

        _/_ Foreign Country:_____________________ Foreign Postal Code:__________

111. A. _/_ Depositor Name:_____________________________________________________

     B. _/_ File Number (If any):________________________

     C. _/_ City:________________ State:_________ Zip Code:______Zip Ext:_______

        _/_ Foreign Country:_____________________ Foreign Postal Code:__________

112. A. _/_ Sponsor Name:_______________________________________________________

     B. _/_ File Number (If any): _______________________

     C. _/_ City:________________ State:_________ Zip Code:______Zip Ext:_______

        _/_ Foreign Country:_____________________ Foreign Postal Code:__________

112. A. _/_ Sponsor Name:_______________________________________________________

     B. _/_ File Number (If any): _______________________

     C. _/_ City:________________ State:_________ Zip Code:______Zip Ext:_______

        _/_ Foreign Country:_____________________ Foreign Postal Code:__________

For period ending:  12/31/95                             If filing more than one
                                                         Page 48, "X" box: _____

File number:  811-5422


113. A. _/_ Trustee Name:_______________________________________________________

     B. _/_ City:________________ State:_________ Zip Code:______Zip Ext:_______

        _/_ Foreign Country:_____________________ Foreign Postal Code:__________

113. A. _/_ Sponsor Name:_______________________________________________________

     B. _/_ City:________________ State:_________ Zip Code:______Zip Ext:_______

        _/_ Foreign Country:_____________________ Foreign Postal Code:__________

114. A. _/_ Principal Underwriter Name:_________________________________________

     B. _/_ File Number: 8-  ____________________________

     C. _/_ City:________________ State:_________ Zip Code:______Zip Ext:_______

        _/_ Foreign Country:_____________________ Foreign Postal Code:__________

114. A. _/_ Principal Underwriter Name:_________________________________________

     B. _/_ File Number: 8-  ____________________________

     C. _/_ City:________________ State:_________ Zip Code:______Zip Ext:_______

        _/_ Foreign Country:_____________________ Foreign Postal Code:__________


115. A. _/_ Independent Public Accountant Name:______________________________

     B. _/_ City:________________ State:_________ Zip Code:______Zip Ext:_______

        _/_ Foreign Country:_____________________ Foreign Postal Code:__________

115. A. _/_ Independent Public Accountant Name:______________________________

     B. _/_ City:________________ State:_________ Zip Code:______Zip Ext:_______

        _/_ Foreign Country:_____________________ Foreign Postal Code:__________

For period ending:  12/31/95                             If filing more than one
                                                         Page 49, "X" box: _____

File number:  811-5422


116. Family of investment companies information:

     A. _/_ Is Registrant part of a family of investment companies? (Y/N)--------------------------------------------------------_______
                                                                            Y/N
     B. _/_ Identify the family in 10 letters:__ __ __ __ __ __ __ __ __ __ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. _/_ Is Registrant a separate account of an insurance company?
            (Y/N)--------------------------------------------------------_______
                                                                           Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. _/_ Variable annuity contracts?(Y/N)---------------------------- _______
                                                                           Y/N

     C. _/_ Scheduled premium variable life contracts?(Y/N)------------- _______
                                                                           Y/N

     D. _/_ Flexible premium variable life contracts?(Y/N)-------------- _______
                                                                           Y/N

     E. _/_ Other types of insurance products registered under the Securities Act of 1933?(Y/N)------------------------------------------- _______
                                                                           Y/N

118. _/_ State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933---------------------------------------------------------- _______

119. _/_ State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period-------------------------------------------------------- _______

120. _/_ State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)----------------------------------------------$_______

121. _/_ State the number of series for which a current prospectus was in existence at the end of the period------------------------- _______

122. _/_ State the number of existing series for which additional units were registered under the Securities Act of 1933 during the period-------------------------------------------------------- _______

For period ending:  12/31/95                             If filing more than one
                                                         Page 50, "X" box: _____

File number:  811-5422




123. _/_  State the total value of the additional units considered in answering item 122 ($000's omitted)------------------------------------$________

124. _/_ State the value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)---------------------------$ _______

125. _/_ State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)--------$ _______

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)-----------------------------------------------------$ _______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                     Number of   Total Assets   Total Income
                                       Series       (000's      Distributions
                                     Investing     omitted)     ($000's omitted)


A. U.S. Treasury direct issue--------  ______      $_______        $__________

B. U.S. Government agency------------  ______      $_______        $__________

C. State and municipal tax-free------  ______      $_______        $__________

D. Public utility debt---------------  ______      $_______        $__________

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent----  ______      $_______        $__________

F. All other corporate intermed. &
   long-term debt--------------------  ______      $_______        $__________

G. All other corporate short-term
   debt--------------------------------________    $_______        $____________

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers-----------------------------________    $_______        $____________

I. Investment company equity
   securities--------------------------________    $_______        $____________

J. All other equity securities---------___1____    $5,112__        $254_________


K. Other securities--------------------________    $_______        $____________

L. Total assets of all series of
   registrant--------------------------___1____    $5,112__        $254_________


For period ending:  12/31/95                             If filing more than one
                                                         Page 51, "X" box: _____

File number:  811 - 5422



128. _/_ Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N)-------------------------------------------------- _______
          [If answer is "N" (No), go to item 131.]                         Y/N

129. _/_ Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)----------------------------------------- _______
          [If answer is "N" (No), go to item 131.]                         Y/N

130. _/_ In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?-------------------------------------- _______
                                                                           Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)-----------------------------$ 130___

132. _/_ List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

             811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

             811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

             811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

             811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

This report is signed on behalf of the Registrant (or depositor or trustee).

City of:                      State:                          Date:
     Des Moines                    Iowa                       02/21/96



Name of Registrant, Depositor, or Trustee:
      American Benefit Variable Annuity Account


By (Name and Title):                                  Witness (Name and Title):
    /s/ Ronald P. Morden                                  /s/ Mary K. Durand
    Ronald P. Morden                                      Mary K. Durand
    Treasurer                                             Secretary
    American Benefit Life                                 American Benefit Life
    Insurance Company                                     Insurance Company